Financial Liabilities and Lease Debts - Additional Information (Detail) € / shares in Units, $ in Thousands, € in Millions											12 Months Ended
	Dec. 18, 2024 EUR (€) shares	Dec. 06, 2024 USD ($)	Jan. 25, 2024 EUR (€) shares	Oct. 06, 2023 USD ($)	Jun. 19, 2023 USD ($)	Apr. 17, 2023 USD ($) shares	Apr. 17, 2023 EUR (€) shares	Mar. 08, 2023 USD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 18, 2024 USD ($) shares	Dec. 18, 2024 EUR (€) € / shares shares	Jan. 25, 2024 USD ($) shares	Jan. 25, 2024 EUR (€) € / shares shares	Apr. 17, 2023 EUR (€) € / shares shares	Dec. 28, 2022 EUR (€)
Disclosure of offsetting of financial liabilities [line items]
Other current liabilities											$ 6,369	$ 11,293
Fair value of financial liabilities											$ 114,660	138,581
Percentage of debt repayment terms											75.00%
Financial liabilities at amortised cost											$ 91,865	132,397
Secured Borrowings											$ 0	23,201	$ 29,671
Change in fair value of warrants												100
Tranche A Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Fair value of warrants						$ 5,300
Fair value of expected volatility percentage											5.00%
Number of warrants issued | shares						2,779,188												2,779,188
Warrants Issued | shares						2,779,188	2,779,188
Change in fair value of warrants													$ 2,500
Tranche B Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Fair value of warrants																$ 3,500
Number of warrants issued | shares																1,460,053	1,460,053
Warrants Issued | shares			1,460,053
Change in fair value of warrants												1,700
Tranche C Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Fair value of warrants														$ 800
Number of warrants issued | shares														611,426	611,426
Warrants Issued | shares	611,426
European Investment Bank Loan - Tranche A [Member]
Disclosure of offsetting of financial liabilities [line items]
Interest rate						8.00%												8.00%
Financial liabilities at amortised cost | €																		€ 20.0
Transaction costs disbursed in cash						$ 300
Initial fair value of the loan						$ 16,200
Effective Interest Rate of Loan						13.40%	13.40%
Secured Borrowings | €							€ 20.0
European Investment Bank Loan - Tranche B [Member]
Disclosure of offsetting of financial liabilities [line items]
Interest rate																7.00%	7.00%
Financial liabilities at amortised cost | €																	€ 15.0
Initial fair value of the loan																$ 12,800
Effective Interest Rate of Loan			11.40%
Secured Borrowings | €			€ 15.0
European Investment Bank Loan - Tranche C [Member]
Disclosure of offsetting of financial liabilities [line items]
Interest rate														6.00%	6.00%
Financial liabilities at amortised cost | €															€ 5.0
Initial fair value of the loan														$ 4,500
Effective Interest Rate of Loan	8.85%
Secured Borrowings | €	€ 5.0
Other non-current financial liabilities [member] | New York [Member]
Disclosure of offsetting of financial liabilities [line items]
Borrowings											$ 700	900
State Guaranteed Loan [Member]
Disclosure of offsetting of financial liabilities [line items]
Guaranteed borrowing amount, percentage											90.00%
Current liability of loan											$ 4,100
Secured Borrowings									$ 21,700	€ 18.5
State Guaranteed Loan [Member] | Bottom of range [member]
Disclosure of offsetting of financial liabilities [line items]
Interest rate											0.31%
State Guaranteed Loan [Member] | Top of range [member]
Disclosure of offsetting of financial liabilities [line items]
Interest rate											3.35%
BPI Refundable Advance Agreement [Member]
Disclosure of offsetting of financial liabilities [line items]
Non current liability of loan											$ 4,042	3,189
Fair value of financial liabilities		$ 3,000
Terms of repayment								3 years
Annual rate of discounting								3.04%
Expected amount of discounting adjustment								$ 1,000
Amount to be repaid								$ 5,600
Secured Borrowings		$ 2,100		$ 1,900	$ 900
BPI Refundable Advance Agreement [Member] | Interest Rate, Measurement Input [Member]
Disclosure of offsetting of financial liabilities [line items]
Percentage of grant and refundable advance		8.7		15.2	16.1
European Investment Bank Loan [Member]
Disclosure of offsetting of financial liabilities [line items]
Borrowings | €																			€ 40.0
Non current liability of loan											47,175	$ 37,202
European Investment Bank Loan [Member] | Tranche A Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Exercise price | € / shares																		€ 1.92
European Investment Bank Loan [Member] | Tranche B Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Exercise price | € / shares																	€ 2.53
European Investment Bank Loan [Member] | Tranche C Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial liability maturity	6 years		6 years			6 years	6 years
Exercise price | € / shares															€ 1.7
Research Tax Credit Financings [Member]
Disclosure of offsetting of financial liabilities [line items]
Other current liabilities											$ 6,200